Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Transactions with Related Parties
26.	TRANSACTIONS WITH RELATED PARTIES

Balances and transactions between the Company which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Besides information disclosed elsewhere in the other notes, details of transactions between the Company and other related parties are disclosed as follows.

a.	Related party name and category

Related Party Name	Related Party Category

JANK Howden Pty Ltd	Related party in substance
Others	Key Management Personnel

b.	Loans from related parties

	December 31
Related Party Category/Name	2018	2019
Related party in substance / JANK Howden Pty Ltd	$—	$502,205
Key Management Personnel / Others	—	50,221
	$—	$552,426

Interest payable

	December 31
Related Party Category/Name	2018	2019
Related party in substance / JANK Howden Pty Ltd	$—	$12,500
Key Management Personnel / Others	—	1,250
	$—	$13,750

Interest expense

	For the Year Ended December 31
Related Party Category/Name	2018	2019
Related party in substance / JANK Howden Pty Ltd	$—	$12,337
Key Management Personnel / Others	—	1,234
	$—	$13,571

The loans from the related parties are unsecured.

c.	Compensation of Key Management Personnel

	For the Year Ended December 31
	2017	2018	2019
Short-term employee benefits	$3,203,745	$2,833,520	$2,918,180
Post-employment benefits	125,237	140,474	105,449
Share-based payments	801,701	791,310	29,176
	$4,130,683	$3,765,304	$3,052,805

The remuneration of directors and key executives was determined by the remuneration committee based on the performance of individuals and market trends.